ANNUAL REPORT

 . SEPARATE ACCOUNT A OF PACIFIC MUTUAL LIFE INSURANCE COMPANY

                                                    [LOGO of SEPARATE ACCOUNT A]

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Pacific Mutual's Separate Account A (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1996 and the related statement of operations and statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Mutual's Separate Account A at December 31, 1996 and the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 14, 1997

SEPARATE ACCOUNT A
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1996
(In thousands)

                                                                                                High
                                                                              Money            Yield           Managed
                                                                              Market            Bond             Bond
                                                                             Variable         Variable         Variable
                                                                              Account          Account          Account
                                                                              -------          -------          -------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (1,525 shares; cost $15,310)..................       $ 15,315
  High Yield Bond Portfolio (695 shares; cost $6,769)..................                         $ 6,913
  Managed Bond Portfolio (709 shares; cost $7,557).....................                                          $ 7,625
  Government Securities Portfolio (658 shares; cost $6,845)............
  Aggressive Equity Portfolio (384 shares; cost $4,030)................
  Growth LT Portfolio (669 shares; cost $10,644).......................

Receivables:
  Due from Pacific Mutual Life Insurance Company.......................                               4                1
  Fund shares redeemed.................................................             78
                                                                              --------          -------          -------
TOTAL ASSETS...........................................................         15,393            6,917            7,626
                                                                              --------          -------          -------

LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company.........................             78
  Fund shares purchased................................................                               4                1
                                                                              --------          -------          -------
TOTAL LIABILITIES......................................................             78                4                1
                                                                              --------          -------          -------

NET ASSETS.............................................................       $ 15,315          $ 6,913          $ 7,625
                                                                              ========          =======          =======
                                                                              Government       Aggressive        Growth
                                                                              Securities        Equity             LT
                                                                               Variable         Variable        Variable
                                                                               Account          Account          Account
                                                                               -------          -------          -------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (1,525 shares; cost $15,310)..................
  High Yield Bond Portfolio (695 shares; cost $6,769)..................
  Managed Bond Portfolio (709 shares; cost $7,557).....................
  Government Securities Portfolio (658 shares; cost $6,845)............        $ 6,834
  Aggressive Equity Portfolio (384 shares; cost $4,030)................                        $ 4,141
  Growth LT Portfolio (669 shares; cost $10,644).......................                                        $ 11,037

Receivables:
  Due from Pacific Mutual Life Insurance Company.......................             33              59               14
  Fund shares redeemed.................................................
                                                                               -------         -------         --------
TOTAL ASSETS...........................................................          6,867           4,200           11,051
                                                                               -------         -------         --------

LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company.........................
  Fund shares purchased................................................             33              59               14
                                                                               -------         -------         --------
TOTAL LIABILITIES......................................................             33              59               14
                                                                               -------         -------         --------

NET ASSETS.............................................................        $ 6,834         $ 4,141         $ 11,037
                                                                               =======         =======         ========

See Notes to Financial Statements.

SEPARATE ACCOUNT A
STATEMENT OF ASSETS & LIABILITIES (Continued)
DECEMBER 31, 1996
(In thousands)

                                                                                  Equity        Multi-                    Bond and
                                                                                  Income       Strategy      Equity        Income
                                                                                 Variable      Variable     Variable      Variable
                                                                                  Account      Account      Account       Account
                                                                                  -------      -------      -------       -------
ASSETS

Investments in Pacific Select Fund:
  Equity Income Portfolio (424 shares; cost $8,098).........................      $ 8,663
  Multi-Strategy Portfolio (221 shares; cost $3,112)........................                   $ 3,254
  Equity Portfolio (271 shares; cost $5,549)................................                               $  5,708
  Bond and Income Portfolio (126 shares; cost $1,483).......................                                              $ 1,514
  Equity Index Portfolio (444 shares; cost $8,532)..........................
  International Portfolio (1,010 shares; cost $14,505)......................
  Emerging Markets Portfolio (238 shares; cost $2,311)......................

Receivables:
  Due from Pacific Mutual Life Insurance Company............................           68            6           63
                                                                                  -------      -------     --------       -------
TOTAL ASSETS................................................................        8,731        3,260        5,771         1,514
                                                                                  -------      -------     --------       -------

LIABILITIES
Payables:
  Fund shares purchased.....................................................           68            6           63
                                                                                  -------      -------     --------       -------
TOTAL LIABILITIES...........................................................           68            6           63             0
                                                                                  -------      -------     --------       -------

NET ASSETS..................................................................      $ 8,663      $ 3,254     $  5,708       $ 1,514
                                                                                  =======      =======     ========       =======

                                                                                 Equity       Inter-       Emerging
                                                                                 Index       national       Markets
                                                                                Variable     Variable       Variable
                                                                                 Account      Account       Account
                                                                                 -------      -------       -------
ASSETS

Investments in Pacific Select Fund:
  Equity Income Portfolio (424 shares; cost $8,098).........................
  Multi-Strategy Portfolio (221 shares; cost $3,112)........................
  Equity Portfolio (271 shares; cost $5,549)................................
  Bond and Income Portfolio (126 shares; cost $1,483).......................
  Equity Index Portfolio (444 shares; cost $8,532)..........................     $ 9,063
  International Portfolio (1,010 shares; cost $14,505)......................                 $ 15,549
  Emerging Markets Portfolio (238 shares; cost $2,311)......................                                $ 2,304

Receivables:
  Due from Pacific Mutual Life Insurance Company............................         164           44             8
                                                                                 -------     --------       -------
TOTAL ASSETS................................................................       9,227       15,593         2,312
                                                                                 -------     --------       -------

LIABILITIES
Payables:
  Fund shares purchased.....................................................         164           44             8
                                                                                 -------     --------       -------
TOTAL LIABILITIES...........................................................         164           44             8
                                                                                 -------     --------       -------

NET ASSETS..................................................................     $ 9,063     $ 15,549       $ 2,304
                                                                                 =======     ========       =======

See Notes to Financial Statements.

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                        High
                                           Money        Yield      Managed      Government      Aggressive     Growth
                                           Market       Bond        Bond        Securities        Equity         LT
                                          Variable     Variable    Variable      Variable        Variable      Variable
                                          Account      Account     Account       Account        Account (1)    Account
                                          --------     --------    --------     ----------      -----------    --------
INVESTMENT INCOME
      Dividends.........................   $  195      $  206      $  166        $  127                         $   27
EXPENSES
      Mortality and expense risk fee
       and administrative fee...........       55          31          30            23           $  15             43
                                           ------      ------      ------        ------           -----         ------
NET INVESTMENT INCOME (LOSS)............      140         175         136           104             (15)           (16)
                                           ------      ------      ------        ------           -----         ------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
      Net realized loss from security
       transactions.....................       (3)                     (4)           (3)            (10)           (26)
      Net unrealized appreciation
       (depreciation) on investments....        6         144          67           (11)            110            393
                                           ------      ------      ------        ------           -----         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS....................        3         144          63           (14)            100            367
                                           ------      ------      ------        ------           -----         ------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS.........   $  143      $  319      $  199        $   90           $  85         $  351
                                           ======      ======      ======        ======           =====         ======

See Notes to Financial Statements.

(1) Operations commenced on April 17, 1996.

SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECMBER 31, 1996
(In thousands)




                                           Equity     Multi-                 Bond and      Equity       Inter-       Emerging
                                           Income    Strategy     Equity      Income       Index        National      Markets
                                          Variable   Variable    Variable    Variable      Variable     Variable     Variable
                                          Account    Account     Account     Account       Account      Account      Account(1)
                                          --------   --------    -------     --------      --------     --------     ----------
INVESTMENT INCOME
      Dividends........................... $  36      $  33                   $  34         $  54        $  234
EXPENSES
      Mortality and expense risk fee
       and administrative fee                 33         12       $  23           6            32            73         $   8
                                           -----      -----       -----       -----         -----        ------         -----
NET INVESTMENT INCOME (LOSS)                   3         21         (23)         28            22           161            (8)
                                           -----      -----       -----       -----         -----        ------         -----
REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
      Net realized loss from security
       transactions.......................   (19)        (1)        (23)         (5)           (5)           (1)           (2)
      Net unrealized appreciation
       (depreciation) on investments......   565        142         159          30           531         1,045            (7)
                                           -----      -----       -----       -----         -----        ------         -----

NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS......................   546        141         136          25           526         1,044            (9)
                                           -----      -----       -----       -----         -----        ------         -----
NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS...........  $549       $162        $113        $ 53          $548        $1,205          $(17)
                                           =====      =====       =====       =====         =====        ======         =====

See Notes to Financial Statements.

(1) Operations commenced on April 17, 1996.

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                                           High
                                                                Money      Yield     Managed   Government Aggressive   Growth
                                                                Market     Bond       Bond     Securities  Equity       LT
                                                               Variable   Variable   Variable   Variable  Variable    Variable
                                                               Account    Account    Account    Account   Account(1)  Account
                                                               -------    -------    -------    -------   ----------  --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)................................ $    140    $   175   $    136   $    104   $    (15)  $    (16)
  Net realized loss from security transactions................       (3)                   (4)        (3)       (10)       (26)
  Net unrealized appreciation (depreciation) on investments...        6        144         67        (11)       110        393
                                                               --------    -------   --------   --------   -------    --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..................................       143        319        199         90         85        351
                                                               --------    -------   --------   --------   -------    --------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums...................................    31,584      3,894      5,689      2,781      3,207      8,126
  Transfers in (from other variable accounts)................     5,153      4,364      2,063      4,221      1,056      4,788
  Transfers out (to other variable accounts).................   (21,498)    (1,281)      (289)      (237)      (197)    (2,176)
  Transfers--other...........................................       (67)      (383)       (37)       (21)       (10)       (52)
                                                               --------    -------   --------   --------   -------    --------

NET INCREASE IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS...........................    15,172      6,594      7,426      6,744      4,056     10,686
                                                               --------    -------   --------   --------   -------    --------

NET INCREASE IN NET ASSETS...................................    15,315      6,913      7,625      6,834      4,141     11,037

NET ASSETS
  Beginning of year..........................................
                                                               --------    -------   --------   --------    -------   --------
  End of year................................................  $ 15,315    $ 6,913   $  7,625   $  6,834    $ 4,141   $ 11,037
                                                               ========    =======   ========   ========   =======    ========

See Notes to Financial Statements.

(1) Operations commenced on April 17, 1996.

SEPARATE ACCOUNT A
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                         Equity     Multi-               Bond and    Equity    Inter-    Emerging
                                                         Income    Strategy    Equity     Income     Index    national   Markets
                                                        Variable   Variable   Variable   Variable   Variable  Variable   Variable
                                                        Account    Account    Account    Account    Account   Account    Account (1)
                                                        -------    -------    -------    -------    -------   -------    -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)........................ $      3    $    21   $    (23)  $     28    $    22  $    161     $     (8)
  Net realized loss from security transactions........      (19)        (1)       (23)        (5)        (5)       (1)          (2)
  Net unrealized appreciation (depreciation) on
   investments........................................      565        142        159         30        531     1,045           (7)
                                                       --------    -------   --------   --------    -------  --------     --------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........................      549        162        113         53        548     1,205          (17)
                                                       --------    -------   --------   --------    -------  --------     --------

INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums............................    6,487      2,400      4,762      1,278      6,422    11,668        1,846
  Transfers in (from other variable accounts).........    2,498        824      1,399        408      2,551     3,445          607
  Transfers out (to other variable accounts)..........     (836)       (93)      (533)      (209)      (403)     (708)        (117)
  Transfers--other....................................      (35)       (39)       (33)       (16)       (55)      (61)         (15)
                                                       --------    -------   --------   --------    -------  --------     --------


NET INCREASE IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS....................    8,114      3,092      5,595      1,461      8,515    14,344        2,321
                                                       --------    -------   --------   --------    -------  --------     --------


NET INCREASE IN NET ASSETS............................    8,663      3,254      5,708      1,514      9,063    15,549        2,304

NET ASSETS
  Beginning of year...................................
                                                       --------    -------   --------   --------    -------  --------     --------
  End of year......................................... $  8,663    $ 3,254   $  5,708   $  1,514    $ 9,063  $ 15,549     $  2,304
                                                       ========    =======   ========   ========    =======  ========     ========

See Notes to Financial Statements.

(1) Operations commenced on April 17,  1996.

                              SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

   The Separate Account A (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1996 was comprised of thirteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the portfolios of investments are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account has organized and registered with the Securities and Exchange Commission two new Variable Accounts, the Aggressive Equity Variable Account and the Emerging Markets Variable Account. Both Variable Accounts commenced operations on April 17, 1996.

   The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Mutual.

   The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts").

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

 B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1996, the Fund has declared dividends for each portfolio except for the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Mutual makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

                              SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Mutual.


5. SELECTED ACCUMULATION UNIT** INFORMATION

   Selected accumulation unit information for the year ended December 31, 1996 were as follows:

                                                             High
                                                 Money       Yield    Managed    Government   Aggressive   Growth      Equity
                                                 Market      Bond       Bond     Securities     Equity       LT        Income
                                                Variable   Variable   Variable    Variable     Variable    Variable   Variable
                                                Account     Account   Account     Account       Account    Account     Account
                                                --------   --------   --------   ----------   ----------   --------   --------
ACCUMULATION UNIT
  VALUE:

  Beginning                                     $ 10.00    $ 10.00    $ 10.00      $ 10.00     $ 10.00     $ 10.00    $ 10.00
                                                =======    =======    =======      =======     =======     =======    =======
  Ending                                        $ 10.36    $ 10.96    $ 10.27      $ 10.14     $ 10.67     $ 11.61    $ 11.66
                                                =======    =======    =======      =======     =======     =======    =======
Number of Units Outstanding at
  End of Year                                 1,478,808    630,637    742,041      673,682     387,987     950,317    743,123

                                                Multi-                 Bond &       Equity      Inter-    Emerging
                                               Strategy    Equity      Income       Index      national    Markets
                                               Variable   Variable    Variable     Variable    Variable    Variable
                                               Account    Account     Account      Account     Account     Account
                                               --------   --------    --------     --------    --------   ---------
ACCUMULATION UNIT
  VALUE:
  Beginning                                     $ 10.00    $ 10.00    $ 10.00      $ 10.00     $ 10.00     $ 10.00
                                                =======    =======    =======      =======     =======     =======
  Ending                                        $ 11.03    $ 12.59    $  9.79      $ 11.97     $ 11.84     $  9.57
                                                =======    =======    =======      =======     =======     =======
Number of Units Outstanding at
  End of Year                                   294,936    453,223    154,590      757,175   1,312,817     240,607

--------------
** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)



6. CONTRACT OWNERS' COST OF INVESTMENT IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative (M&E) charges. Total cost and market value of total Contract Owners' investments in the Fund as of December 31, 1996 were as follows (amounts in thousands):

                                   Money      High Yield      Managed     Government    Aggressive      Growth       Equity
                                   Market        Bond          Bond       Securities      Equity          LT         Income
                                  Variable     Variable      Variable      Variable      Variable      Variable     Variable
                                  Account       Account       Account       Account      Account (1)    Account      Account
                                  -------       -------       -------       -------      -----------    -------      -------
Total cost of investments
 at beginning of year *
Add:  Total proceeds from
 sales of units net of M&E
 charges                         $  25,737   $    7,787     $   7,622     $   6,904     $    4,215    $  11,480    $   8,461
      Reinvested distributions
       from the Fund:
       (a)  Net investment
            income                     195         206            165           126                          27           35
       (b)  Net realized gain                                       1             1                                        1
                                 ---------   ---------      ---------     ---------     ----------    ---------    ---------
               Sub-Total            25,932       7,993          7,788         7,031          4,215       11,507        8,497

Less: Cost of investments
 disposed during the year           10,622       1,224            231           186            185          863          399
                                 ---------   ---------      ---------     ---------     ----------    ---------    ---------
Total cost of investments
 at end of year                     15,310       6,769          7,557         6,845          4,030       10,644        8,098

Add:  Unrealized appreciation
 (depreciation)                          5         144             68           (11)           111          393          565
                                 ---------   ---------      ---------     ---------     ----------    ---------    ---------
Total market value of
 investments at end of year      $  15,315   $   6,913      $   7,625     $   6,834     $    4,141    $  11,037    $   8,663
                                 =========   =========      =========     =========     ==========    =========    =========

                                   Multi-                     Bond &        Equity         Inter-      Emerging
                                  Strategy     Equity         Income        Index         national     Markets
                                  Variable    Variable       Variable      Variable       Variable     Variable
                                  Account      Account       Account       Account        Account     Account (1)
                                  -------      -------       -------       -------        -------     -----------
Total cost of investments
 at beginning of year *
Add:  Total proceeds from
 sales of units net of M&E
 charges                         $  3,260    $   5,949      $  1,706      $  8,688      $  14,710    $    2,395
    Reinvested distributions
       from the Fund:
       (a) Net investment
            income                     33                         34            53            234
       (b) Net realized
            gain                                                                 1
                                 --------    ---------      --------      --------      ---------    ----------
              Sub-Total             3,293        5,949         1,740         8,742         14,944         2,395
Less: Cost of investments
 disposed during the year             181          400           257           210            439            84
                                 --------    ---------      --------      --------      ---------    ----------
Total cost of investments
 at end of year                     3,112        5,549         1,483         8,532         14,505         2,311
Add:  Unrealized appreciation
 (depreciation)                       142          159            31           531          1,044            (7)
                                 --------    ---------      --------      --------      ---------    ----------
Total market value of
 investments at end of year      $  3,254    $   5,708      $  1,514      $  9,063      $  15,549    $    2,304
                                 ========    =========      ========      ========      =========    ==========

*  This Separate Account commenced operations on  January 2, 1996.
(1) Operations commenced on April 17, 1996.


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